Warrants (Details 2) - Warrants [Member]	12 Months Ended
Dec. 31, 2019 $ / shares
Exercise price	$ 0.70
Expected dividends	0.00%
Expected life	5 years
Minimum [Member]
Expected volatility	100.00%
Risk free interest rate	1.58%
Maximum [Member]
Expected volatility	112.00%
Risk free interest rate	3.00%